Basis Of Semiannual Condensed Consolidated Financial Statements (Policy)	6 Months Ended
Sep. 30, 2011
Basis Of Semiannual Condensed Consolidated Financial Statements [Abstract]
Description Of Business

Description of Business

Mitsubishi UFJ Financial Group, Inc. ("MUFG") is a holding company for The Bank of Tokyo-Mitsubishi UFJ, Ltd. ("BTMU"), Mitsubishi UFJ Trust and Banking Corporation ("MUTB"), Mitsubishi UFJ Securities Holdings Co., Ltd. ("MUSHD"), Mitsubishi UFJ NICOS Co., Ltd. ("Mitsubishi UFJ NICOS"), and other subsidiaries. MUSHD is an intermediate holding company for Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. ("MUMSS"). See Note 18 for more information on the securities joint venture with Morgan Stanley. Through MUFG's subsidiaries and affiliated companies, MUFG engages in a broad range of financial operations, including commercial banking, investment banking, trust banking and asset management services, securities businesses, and credit card businesses, and it provides related services to individual and corporate customers. See Note 15 for more information by business segment.

Basis Of Financial Statements

Basis of Financial Statements

The accompanying semiannual condensed consolidated financial statements are stated in Japanese yen, the currency of the country in which MUFG is incorporated and principally operates. Such condensed consolidated financial statements include the accounts of MUFG, its subsidiaries and consolidated variable interest entities ("VIE"s) (together, the "MUFG Group") and reflect all adjustments (consisting of normal recurring adjustments) that, in the opinion of management, are necessary to conform with accounting principles generally accepted in the United States of America ("US GAAP"). The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements for the fiscal year ended March 31, 2011. Certain information that would be included in annual financial statements but is not required for semiannual reporting purposes under US GAAP has been omitted or condensed.

Use Of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Change In Accounting Estimates

Change in Accounting Estimates

Prior to the fiscal year ended March 31, 2011, Mitsubishi UFJ NICOS, a consumer finance subsidiary of MUFG, had estimated the allowance for repayment of excess interest (see Note 13 for the details of this allowance) based primarily on historical reimbursement rates of excess interest. During the second half of the fiscal year ended March 31, 2011, Mitsubishi UFJ NICOS revised its estimate by updating management's future forecast to reflect new reimbursement claims information and other data following various legal and industry developments that occurred during the fiscal year.

The MUFG Group evaluates the remaining useful life of an intangible asset at each reporting period to determine whether events and circumstances warrant a revision to the remaining useful life. When the useful life of intangible assets not subject to amortization is no longer determined to be indefinite, such as when unanticipated competition enters a market, the intangible asset is amortized over the remaining period that it is expected to contribute to positive cash flows. At September 30, 2011, the MUFG Group reevaluated the useful lives of its intangible assets related to its customer relationships from fund contracts, which had been recorded as intangible assets not subject to amortization. Due to the global financial downturn, including the recent financial market disruption in Europe and the downgrade of the US treasury bonds' credit rating, the downward trend of customer assets under management, which was previously on an upward trend, is not expected to recover in the near future and therefore is no longer expected to support indefinite useful lives of the intangible assets associated with the customer relationships from fund contracts. As a result of the reevaluation, the MUFG Group reclassified its intangible assets related to the customer relationships of ¥42,224 million from intangible assets not subject to amortization to those subject to amortization. See Note 5 for the details of these intangible assets.

Accounting Changes

Accounting Changes

Amendment of Accounting for Consolidation of Variable Interest Entities—In June 2009, the FASB issued new guidance which amends the accounting for consolidation of VIEs. This guidance changes the previous guidance by modifying the characteristics for assessing a primary beneficiary to include entities that have the power to direct the activities of the VIE which significantly impact its economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity. The primary beneficiary determination must be reassessed on an ongoing basis. In addition, this guidance amends the identification of VIEs by eliminating the scope exception for qualified special purpose entities and adding an additional reconsideration event for determining whether an entity is a VIE. This guidance was effective from April 1, 2010 for the MUFG Group.

In February 2010, the FASB issued further guidance which defers the requirements of the consolidation guidance for determining the primary beneficiary of VIEs for certain investment funds including mutual funds, private equity funds, hedge funds, venture capital funds, mortgage real estate investment funds, and certain real estate investment funds.

The MUFG Group has elected to apply the above new guidance prospectively. Accordingly, financial statements for prior periods have not been restated. The net increase in the MUFG Group's consolidated assets, liabilities and shareholders' equity attributable to noncontrolling interests was ¥237,008 million, ¥214,887 million and ¥19,551 million, respectively, as of April 1, 2010. The cumulative effect on retained earnings was an increase of ¥1,408 million upon adoption. See Note 14 for further disclosures required by the new guidance.

Disclosure about Fair Value Measurements—In January 2010, the FASB issued new guidance which requires a new disclosure and clarifies existing disclosure requirements on fair value measurements. The guidance requires additional disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements and activity in Level 3 fair value measurement. This guidance also clarifies existing disclosure requirements regarding the level of disaggregation and valuation inputs and techniques. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure of the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which is effective for interim and annual reporting periods beginning after December 15, 2010 with early application permitted. The MUFG Group adopted this guidance on April 1, 2010, except for the disclosure in regard to the Level 3 activity. For the disclosure in regard to the Level 3 activity, the MUFG Group adopted this guidance on April 1, 2011. This guidance affected the MUFG Group's disclosures about fair value measurements, but did not affect its financial position and results of operations. See Note 16 for details of disclosures required by this guidance.

Amendments to Accounting Scope of Embedded Credit Derivatives—In March 2010, the FASB issued new guidance which clarifies the scope exception related to embedded credit derivatives. This guidance addresses how to determine which embedded credit derivative features, including those in collateralized debt obligations ("CDOs") and synthetic CDOs, are considered to be embedded derivatives that are exempt from potential bifurcation and separate accounting requirement. This guidance is effective for the first interim reporting period beginning after June 15, 2010 with early application permitted at the beginning of the first interim reporting period beginning after the issuance of this new guidance. In initially adopting this new guidance, an entity may elect the fair value option for any investment in a beneficial interest in a securitized financial asset. The election of the fair value option is irrevocable and should be determined on an instrument-by-instrument basis at the beginning of the reporting period of initial adoption. The MUFG Group adopted this guidance on April 1, 2011, and recorded a ¥135 million increase to retained earnings as a cumulative effect adjustment.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses—In July 2010, the FASB issued new guidance which requires additional disclosures and amends existing disclosure requirements on allowances for credit losses and the credit quality of financial receivables. The guidance requires additional disclosures on credit quality indicators of financing receivables, aging of past due financing receivables, nature and extent of troubled debt restructurings ("TDR"s) and modifications, and significant purchases and sales of financing receivables on a disaggregated basis. The existing guidance is amended to require disclosure of financing receivables on a more disaggregated basis. This guidance is effective for interim and annual reporting periods ending on or after December 15, 2010. Specific items regarding activity that occurs during a reporting period, such as the allowance roll-forward disclosures, is effective for interim and annual reporting periods beginning on or after December 15, 2010. The MUFG Group adopted this guidance on March 31, 2011, except for the disclosures about items regarding activity that occurs during a reporting period. For the disclosures about items regarding activity that occurs during a reporting period, the MUFG Group adopted this guidance on April 1, 2011. This guidance affected the MUFG Group's disclosures about the credit quality of financing receivables and allowances for credit losses, but did not affect its financial position and results of operations. See Note 4 for details of disclosures required by this guidance.

In January 2011, the FASB decided to defer the effective date for disclosures about TDRs by creditors until the FASB finalizes its project on determining what constitutes a TDR for a creditor. The MUFG Group adopted this guidance immediately upon issuance, which had no impact on its financial position and results of operations.

In April 2011, the FASB issued further guidance which finalizes its project on determining what constitutes a TDR for a creditor. Under this guidance, the deferred date for disclosures about TDRs by creditors is effective for the first interim and annual periods beginning on or after June 15, 2011. See Recently Issued Accounting Pronouncement—Amendment to Accounting for A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring for details.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

Amendment to Accounting for A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring—In April 2011, the FASB issued new guidance on a creditor's evaluation of whether a modification or restructuring of a receivable is a TDR. This clarifies the guidance on a creditor's evaluation of whether the creditor has granted a concession and whether the debtor is experiencing financial difficulties. This guidance also clarifies that a creditor is precluded from using the borrower's effective rate test when assessing whether a concession has been granted to the borrower. This guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011. An entity is required to apply this guidance retrospectively for all modifications and restructuring activities that have occurred from the beginning of the annual period of adoption. For receivables that are newly considered impaired under the guidance on accounting by creditors for impairment of a loan, an entity should measure the impairment of those receivables prospectively in the first period of adoption and disclose the total amount of receivables and the related allowance for credit losses as of the end of the period of adoption. Early adoption is permitted. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs—In May 2011, the FASB issued new guidance, which amends certain accounting and disclosure requirements related to fair value measurements, that result in common fair value measurement and disclosure requirements between US GAAP and IFRSs. Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. This guidance is effective during interim and annual period beginning after December 15, 2011. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.

Amendments to the Presentation of Comprehensive Income—In June 2011, the FASB issued new guidance which amends presentation and disclosure requirements of other comprehensive income. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity and requires that all nonowner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance is effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption of this guidance is permitted.

In December 2011, the FASB issued further guidance which indefinitely defers the specific requirement to present items that are reclassified from accumulated other comprehensive income to net income separately with their respective components of net income and other comprehensive income. This does not defer the effective date of the other disclosure requirements within the new guidance.

The new guidance will only affect the presentation of other comprehensive income, and will not affect the MUFG Group's financial position and results of operations.

Amendments to Testing Goodwill for Impairment—In September 2011, the FASB issued new guidance which simplifies goodwill impairment testing. This guidance permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test which includes calculating the fair value of the reporting unit. This guidance is effective for goodwill impairment tests performed in interim and annual periods for fiscal years beginning after December 15, 2011. Early adoption of this guidance is permitted. The MUFG Group does not expect that the adoption of this guidance will have a material impact on its financial position and results of operations.

Amendments to Disclosures about an Employer's Participation in a Multiemployer Plan—In September 2011, the FASB issued new guidance intended to create greater transparency in financial reporting by requiring additional disclosures about an employer's participation in a multiemployer pension plan. This guidance requires companies to provide additional quantitative and qualitative disclosures about the significant multiemployer plans in which they participate. This guidance is effective for annual periods for fiscal years ending after December 15, 2011. Early adoption of this guidance is permitted. This new guidance will only affect the MUFG Group's disclosures of its significant multiemployer plans, and will not affect the MUFG Group's financial position and results of operations.

Scope Clarification of Accounting for Derecognition of in Substance Real Estate—In December 2011, the FASB issued new guidance, which resolves the diversity in practice about whether the guidance of real estate sales in property, plant, and equipment applies to a parent that ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt. Under the amendments in this guidance, when a parent ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance of real estate sales in property, plant, and equipment to determine whether it should derecognize the in substance real estate. For public entities, the amendments in this guidance are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. Early adoption is permitted. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Disclosures about Offsetting Assets and Liabilities—In December 2011, the FASB issued new guidance which facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. This guidance requires that entities disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements, reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. This guidance is effective for annual periods for fiscal years beginning on or after January 1, 2013 and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. This new guidance will only affect the MUFG Group's disclosures about offsetting assets and liabilities, and will not affect the MUFG Group's financial position and results of operations.